Document and Entity Information	Sep. 28, 2023
Cover [Abstract]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0000719739
Document Type	8-K
Document Period End Date	Sep. 28, 2023
Entity Registrant Name	SVB Financial Group
Entity Incorporation State Country Code	DE
Entity File Number	001-39154
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	(650)
Local Phone Number	567-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false